Segment Information - Schedule of Disaggregation of Long-lived Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregation of Long-lived Assets [Line Items]
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount	$ 1,451,033	$ 1,298,923	$ 1,023,972
United States [Member]
Schedule of Disaggregation of Long-lived Assets [Line Items]
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount	1,429,604	1,170,916	1,013,426
Switzerland [Member]
Schedule of Disaggregation of Long-lived Assets [Line Items]
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount	4,167	128,007
United Kingdom [Member]
Schedule of Disaggregation of Long-lived Assets [Line Items]
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount	$ 17,262
Switzerland [Member]
Schedule of Disaggregation of Long-lived Assets [Line Items]
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount		$ 128,007	$ 10,546